CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,056	$ 4,611	$ 3,090
Restricted cash		0	144
Accounts receivable, net of allowance for doubtful accounts respectively	5,100	4,747	6,623
Inventories, net	11,928	11,453	12,656
Prepaid expenses and other current assets	1,190	1,659	1,987
Assets held for sale	3,312	4,321	14,913
Total current assets	23,586	26,791	39,413
Property and equipment, net	4,440	4,751	5,419
Operating lease right-of-use assets	1,568	1,471	2,300
Intangible assets, net	6,455	6,750	8,136
Goodwill		0	2,531
Other assets		0	429
Total assets	36,049	39,763	58,228
Current liabilities:
Accounts payable	2,148	1,704	1,767
Deferred revenue	459	208	731
Accrued expenses and other current liabilities	2,651	2,912	1,565
Income taxes payable	1,002	1,041
Income taxes payable		562	316
Operating lease liabilities - current	567	1,008	1,339
Liabilities held for sale	705	963
Liabilities held for sale		1,442	2,730
Total current liabilities	7,532	7,836	8,448
Operating lease liabilities - non-current	1,001	463	961
Notes payable	0	850	0
Other non-current liabilities		0	967
Deferred tax liability	198	198	200
Total liabilities	8,731	9,347	10,576
Commitments and contingencies (Notes 10,17, and 21)
Stockholders' equity:
Preferred stock	27,606	23,104	22,104
Common stock	157	157	141
Additional paid-in capital	128,519	128,241	123,964
Treasury stock	(16,862)	(16,860)	(16,860)
Accumulated deficit	(107,780)	(99,870)	(77,310)
Accumulated other comprehensive loss	(4,322)	(4,356)	(4,387)
Total stockholders' equity	27,318	30,416	47,652
Total liabilities and stockholders' equity	$ 36,049	$ 39,763	$ 58,228